UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 12/31/07

Check here if Amendment  [   ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             INTEGRAL CAPITAL MANAGEMENT VI, LLC
Address:          3000 Sand Hill Road
                  Building 3, Suite 240
                  Menlo Park
                  California  94025

13F File Number:  28-10333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Pamela K. Hagenah
Title:         Manager
Phone:         650-233-3506

Signature, Place and Date of signing:

               /s/ Pamela K. Hagenah
               --------------------------------------------------------------
               Pamela K. Hagenah    Menlo Park, California   February 12, 2008
               [Signature]               [City, State]            [Date]

Report type (Check only one.):

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                              FORM 13F SUMMARY PAGE


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:                      -0-

Form 13F Information Table Total:                        2

Form 13F Information Table Value Total:             $2,264
         (thousands)

List of Other Included Managers:

  No.  13 F File Number    Name

  NONE

                       INTEGRAL CAPITAL MANAGEMENT VI, LLC
                           FORM 13F INFORMATION TABLE
                                 AS OF 12/31/07


                    TITLE OF            VALUE     SHARES/  SH/  PUT/ INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER       CLASS     CUSIP   (X$1000)   PRN AMT  PRN  CALL DSCRETN  MANAGERS  SOLE   SHARED  NONE
------------------- -------   -------  --------- --------  ---  ---- -------  -------- ------  ------  ----
GENOMIC HEALTH INC  COMM STK 37244C101  1,132     50,000  SH        SOLE              50,000    0       0
PROTALEX INC.       COMM STK 99DT999A6  1,132    871,000  SH        SOLE              871,000   0       0

GRAND TOTAL                             $2,264


